                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                                Ellsworth Fund Ltd.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Ellsworth Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                               Steven B. King, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2008

Date of reporting period:  June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.


ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS June 30, 2008 (unaudited)--------------------------------------

                                                                                   Principal        Value
                                                                                     Amount        (Note 1)
                                                                                  ------------   ------------
CONVERTIBLE BONDS AND NOTES -- 49.9%
Aerospace and Defense -- 1.1%
Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1)................. $  1,000,000   $  1,212,500
                                                                                                 ------------

Computer Hardware -- 4.5%
Credit Suisse, New York Branch 12.90%, due 2008 equity-linked notes (NR)
 (exchangeable for Corning Inc. common stock))...................................    2,000,000      1,942,200
EMC Corp. 1.75%, due 2011 cv. sr. notes (A-).....................................    1,000,000      1,143,750
EMC Corp. 1.75%, due 2013 cv. sr. notes (A-).....................................    1,000,000      1,146,250
Richardson Electronics, Ltd. 8%, due 2011 cv. sr. sub. notes (NR)................    1,000,000        942,500
                                                                                                 ------------
                                                                                                    5,174,700
                                                                                                 ------------
Computer Software -- 2.9%
Blackboard Inc. 3.25%, due 2027 cv. sr. notes (B-)...............................    1,000,000        983,750
GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (NR).............................    1,000,000        756,250
Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (A1)
 (performance linked to Microsoft Corp. common stock) (1)).......................    1,500,000      1,512,000
                                                                                                 ------------
                                                                                                    3,252,000
                                                                                                 ------------
Consumer Goods -- 2.6%
Chattem, Inc. 1.625%, due 2014 cv. sr. notes (NR)................................    1,500,000      1,597,500
Church & Dwight Co., Inc. 5.25%, due 2033 cv. sr. deb. (Ba2).....................      750,000      1,371,563
                                                                                                 ------------
                                                                                                    2,969,063
                                                                                                 ------------
Energy -- 3.8%
Covanta Holding Corp. 1%, due 2027 sr. cv. deb. (B1) (1).........................    1,500,000      1,599,375
Oil States International, Inc. 2.375%, due 2025 contingent cv. sr. notes (NR)....    1,325,000      2,782,500
                                                                                                 ------------
                                                                                                    4,381,875
                                                                                                 ------------
Financial Services -- 1.5%
Euronet Worldwide, Inc. 3.50%, due 2025 cv. deb. (B+) (1)........................    2,000,000      1,660,000
                                                                                                 ------------

Foods -- 1.6%
The Great Atlantic & Pacific Tea Company, Inc. 5.125%, due 2011
 cv. sr. notes (Caa1)............................................................      500,000        469,375
The Great Atlantic & Pacific Tea Company, Inc. 6.75%, due 2012
 cv. sr. notes (Caa1)............................................................    1,500,000      1,400,625
                                                                                                 ------------
                                                                                                    1,870,000
                                                                                                 ------------
Health Care -- 3.7%
Kinetic Concepts, Inc. 3.25%, due 2015 cv. sr. notes (B+)
 (Acquired 04/16/08; Cost $1,500,000) (2)........................................    1,500,000      1,535,625
Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B3) (1).............................      900,000        677,250
SonoSite Inc. 3.75%, due 2014 cv. sr. notes (NR).................................    1,000,000      1,010,000
St. Jude Medical, Inc. 1.22%, due 2008 cv. sr. deb. (A-).........................    1,000,000        995,000
                                                                                                 ------------
                                                                                                    4,217,875
                                                                                                 ------------
Insurance -- 3.4%
Prudential Financial, Inc. floating rate, due 2036 cv. sr. notes (A3)............    3,000,000      2,937,000
Prudential Financial, Inc. floating rate, due 2037 cv. sr. notes (A3)
 (Acquired 12/07/07; Cost $988,750) (2)..........................................    1,000,000        950,000
                                                                                                 ------------
                                                                                                    3,887,000
                                                                                                 ------------
Media and Entertainment -- 0.9%
Virgin Media Inc. 6.5%, due 2016 cv. sr. notes (B-)..............................    1,000,000      1,037,500
                                                                                                 ------------



ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS June 30, 2008 (continued)--------------------------------------

                                                                                   Principal        Value
                                                                                     Amount        (Note 1)
                                                                                  ------------   ------------
CONVERTIBLE BONDS AND NOTES -- continued
Multi-Industry -- 2.9%
Diversa Corp. 5.5%, due 2027 cv. sr. notes (NR)
 (exchangeable for Verenium Corp. common stock).................................. $    750,000   $    266,250
LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (NR)
 (Acquired 06/28/07 - 09/13/07; Cost $3,037,813) (2).............................    3,000,000      2,992,500
                                                                                                 ------------
                                                                                                    3,258,750
                                                                                                 ------------
Pharmaceuticals -- 7.1%
Bristol-Myers Squibb Co. floating rate, due 2023 cv. sr. deb. (A2)...............    3,000,000      2,998,140
Mylan Inc. 1.25%, due 2012 sr. cv. notes (B-)....................................    1,000,000        842,500
Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026 cv. sr. deb. (Baa2)
 (exchangeable for Teva Pharmaceutical Industries Ltd. ADR)......................    1,500,000      1,674,375
Wyeth floating rate, due 2024 cv. sr. deb. (A3)..................................    2,500,000      2,565,500
                                                                                                 ------------
                                                                                                    8,080,515
                                                                                                 ------------
Real Estate -- 1.6%
ProLogis 2.25%, due 2037 cv. sr. notes (BBB+)
 (Acquired 03/20/07 - 05/16/08; Cost $2,000,163) (2).............................    2,000,000      1,837,500
                                                                                                 ------------

Semiconductors -- 4.8%
Agere Systems Inc. 6.5%, due 2009 cv. sub. notes (BB)
 (exchangeable for LSI Corp.)....................................................    2,000,000      2,040,000
Cypress Semiconductor Corp. 1%, due 2009 cv. sr. notes (NR)......................    1,250,000      1,451,563
Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (1)...........................    2,000,000      1,957,500
                                                                                                 ------------
                                                                                                    5,449,063
                                                                                                 ------------
Telecommunications -- 6.1%
ADC Telecommunications Inc. 3.50%, due 2015 cv. sub. notes (NR)..................      500,000        508,750
ADC Telecommunications Inc. 3.50%, due 2017 cv. sub. notes (NR)..................    1,000,000      1,020,000
Anixter International Inc. 1%, due 2013 sr. cv. notes (BB-)......................    1,000,000      1,102,500
Equinix, Inc. 2.5%, due 2012 cv. sub. notes (CCC+)...............................    2,000,000      2,062,500
General Cable Corp. 1%, due 2012 sr. cv. notes (B1)..............................    1,500,000      1,488,750
SAVVIS, Inc. 3%, due 2012 cv. sr. notes (NR).....................................    1,000,000        730,000
                                                                                                 ------------
                                                                                                    6,912,500
                                                                                                 ------------
Transportation -- 0.9%
ExpressJet Holdings, Inc. 4.25%, due 2023 cv. notes (NR).........................    1,400,000        980,000
                                                                                                 ------------
Travel and Leisure -- 0.6%
Morgans Hotel Group 2.375%, due 2014 sr. sub. cv notes (NR)
 (Acquired 10/11/07 - 10/12/07; Cost $1,026,250) (2).............................    1,000,000        667,500
                                                                                                 ------------


TOTAL CONVERTIBLE BONDS AND NOTES................................................                  56,848,341
                                                                                                 ------------


CORPORATE BONDS AND NOTES -- 1.1%

Retail -- 1.1%
Amerivon Holdings LLC 4%, due 2010 units (NR)
 (Acquired 06/01/07; Cost $1,500,000) (2,3).....................................     1,500,000      1,200,000
                                                                                                 ------------


ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS June 30, 2008 (continued)--------------------------------------


                                                                                                    Value
                                                                                     Shares        (Note 1)
                                                                                  ------------   ------------
CONVERTIBLE PREFERRED STOCKS -- 11.1%
Aerospace and Defense -- 0.3%
Applied Energetics, Inc. 6.5% series A redeemable cv. pfd. (NR)
 (Acquired 10/27/05; Cost $1,000,000) (2).......................................        40,000   $    310,000
                                                                                                 ------------

Banking/Savings and Loan -- 5.9%
New York Community Bancorp, Inc. 6% BONUSES units (Baa1)........................        54,178      2,596,752
Sovereign Capital Trust IV 4.375% PIERS (Baa2)
 (exchangeable for Sovereign Bancorp, Inc. common stock) (1)....................        14,000        434,000
UCBH Holdings, Inc. 8.5% perpetual cv. pfd (NR).................................           500        350,000
Wachovia Corp. 7.5% series L perpetual cv. pfd (A2).............................         1,100        969,518
Washington Mutual, Inc. 7.75% series R non-cumulative perpetual cv. pfd. (Ba2)..         1,100        645,700
Webster Financial Corp. 8.5% perpetual pfd (NR).................................         2,000      1,720,000
                                                                                                 ------------
                                                                                                    6,715,970
                                                                                                 ------------
Chemicals -- 1.5%
Celanese Corp. 4.25% cv. perpetual pfd. (NR)....................................        30,000      1,762,500
                                                                                                 ------------

Energy -- 3.2%
Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+).................................        22,800      3,670,800
                                                                                                 ------------

Telecommunications -- 0.2%
Medis Technologies Ltd. 7.25% series A cum. cv. perpetual pfd. (NR).............           100        222,450
                                                                                                 ------------


TOTAL CONVERTIBLE PREFERRED STOCKS..............................................                   12,681,720
                                                                                                 ------------

MANDATORY CONVERTIBLE SECURITIES -- 25.2% (4)

Consumer Goods -- 2.5%
Avery Dennison Corp. 7.875%, due 11/15/10 mandatory cv. pfd. (BBB-)..............       30,000      1,347,600
The Stanley Works floating rate equity units, due 05/17/12 (A2)..................        1,750      1,450,750
                                                                                                 ------------
                                                                                                    2,798,350
                                                                                                 ------------
Energy -- 6.4%
Bristow Group Inc. 5.5%, due 09/15/09 mandatory cv. pfd. (B).....................       20,000      1,226,250
McMoRan Exploration Co. 6.75%, due 11/15/10 mandatory cv. pfd. (NR)..............       10,000      1,871,100
Merrill Lynch & Co., Inc. 5.4%, due 09/27/10 PRIDES (A+)
 (linked to the performance of ConocoPhillips common stock)......................        2,000      1,963,800
NATIXIS Financial Products Inc. 7.05%, due 03/02/09
mandatory trigger exchangeable notes
 (exchangeable for Nabors Industries, Inc. common stock)
 (Acquired 05/22/08; Cost $2,063,500) (2)........................................       50,000      2,207,900
                                                                                                 ------------
                                                                                                    7,269,050
                                                                                                 ------------
Media and Entertainment -- 2.2%
Deutsche Bank AG 4.9%, due 04/28/09 mandatory exchangeable notes (NR)
 (exchangeable for The Walt Disney Company common stock).........................       82,500      2,547,188
                                                                                                 ------------



ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS June 30, 2008 (continued)--------------------------------------

                                                                                                    Value
                                                                                     Shares        (Note 1)
                                                                                  ------------   ------------

Foods -- 1.0%
Lehman Brothers Holdings Inc. 6%, due 10/12/10 PIES (A1)
 (exchangeable for General Mills, Inc. common stock).............................       50,000   $  1,193,000
                                                                                                 ------------

Health Care -- 1.3%
NATIXIS Financial Products Inc. 11%, due 01/21/09
mandatory trigger exchangeable notes
 (exchangeable for St. Jude Medical, Inc. common stock)
 (Acquired 04/16/08; Cost $1,559,485) (2)........................................       35,768      1,529,404
                                                                                                 ------------

Insurance -- 4.0%
Alleghany Corp. 5.75%, due 06/15/09 mandatory cv. pfd. (BB+).....................        4,000      1,235,359
Citigroup Funding Inc. variable rate, due 09/27/08 exchangeable notes (Aa3)
 (exchangeable for Genworth Financial, Inc. common stock)........................       75,000      1,392,000
MetLife, Inc. 6.375%, due 08/15/08 common equity units (BBB+)....................       50,000      1,310,500
XL Capital Ltd. 7%, due 02/15/09 equity security units, due 02/15/09 (Baa1)......       72,500        649,600
                                                                                                 ------------
                                                                                                    4,587,459
                                                                                                 ------------
Minerals and Mining -- 5.3%
Freeport-McMoRan Copper & Gold Inc. 6.75%, due 05/01/10 mandatory cv. pfd. (BB)..       20,000      3,362,400
Vale Capital Ltd. 5.5%, due 06/15/10 mandatory convertible notes (NR)
 (exchangeable for ADS representing Companhia Vale do Rio Doce common stock).....       30,000      2,029,500
Vale Capital Ltd. 5.5%, due 06/15/10 mandatory convertible notes (NR)
 (exchangeable for ADS representing Companhia Vale do Rio Doce
 Preference A Shares)............................................................       10,000        668,125
                                                                                                 ------------
                                                                                                    6,060,025
                                                                                                 ------------
Pharmaceuticals -- 2.4%
Mylan Inc. 6.5%, due 11/15/10 mandatory cv. pfd. (B-)............................        1,000        869,860
Schering-Plough Corp. 6%, due 08/13/10 mandatory cv. pfd. (Baa3).................        9,500      1,819,345
                                                                                                 ------------
                                                                                                    2,689,205
                                                                                                 ------------

TOTAL MANDATORY CONVERTIBLE SECURITIES (4).......................................                  28,673,681
                                                                                                 ------------


COMMON STOCKS -- 2.9%

Aerospace and Defense -- 0.0%
Applied Energetics, Inc..........................................................        7,724         12,281
                                                                                                 ------------

Minerals and Mining -- 1.3%
Southern Copper Corp.............................................................       13,500      1,439,505
                                                                                                 ------------

Pharmaceuticals -- 0.9%
Johnson & Johnson................................................................       15,500        997,270
                                                                                                 ------------

Telecommunications -- 0.7%
AT&T.............................................................................       25,000        842,250
                                                                                                 ------------

TOTAL COMMON STOCKS..............................................................                   3,291,306
                                                                                                 ------------



ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS June 30, 2008 (continued)--------------------------------------

                                                                                                    Value
                                                                                                   (Note 1)
                                                                                                 ------------
Total Convertible Bonds and Notes -- 49.9%.......................................                $ 56,848,341
Total Corporate Bonds and Notes -- 1.1%..........................................                   1,200,000
Total Convertible Preferred Stocks -- 11.1%......................................                  12,681,720
Total Mandatory Convertible Securities -- 25.2%..................................                  28,673,681
Total Common Stocks -- 2.9%......................................................                   3,291,306
                                                                                                 ------------
Total Investments -- 90.2%.......................................................                 102,695,048

Other assets and liabilities, net -- 9.8%........................................                  11,170,053
                                                                                                 ------------
Total Net Assets -- 100.0%.......................................................                $113,865,101
                                                                                                 ============

(1) Contingent payment debt instrument which accrues contingent interest. See Note 2.

(2) Security not registered under the Securities Act of 1933, as amended (i.e., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act of 1933, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these unregistered securities at June 30, 2008 was $13,230,429 which represented 11.6% of the Fund's net assets.

(3) Investment is a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of this security represented 1.1% of the Fund's net assets.

(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

Investment Abbreviations:

ADR      American Depositary Receipts.
ADS      American Depositary Shares.
BONUSES  Bifurcated Option Note Unit Securities.
PIES     Premium Income Exchangeable Securities.
PIERS    Preferred Income Equity Redeemable Securities.
PRIDES   Preferred Redeemable Increased Dividend Equity Securities.



Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings *

             % of
          Portfolio

Aa             6
A             18
Baa           15
Ba             3
B             19
Caa            4
NR            32

* Excludes equity securities and cash.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ELLSWORTH FUND LTD.-------------------------------------------------------------
SELECTED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)------------------------------

Ellsworth Fund Ltd. (established in 1986) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales
price as of the close of regular trading.   Listed securities for which no
sales were reported are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received.

At June 30, 2008 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation               $  8,362,233
Unrealized depreciation                (11,346,273)
                                      ------------
Net unrealized depreciation             (2,984,040)
                                      ============

Cost for federal income tax purposes  $105,679,084
                                      ============

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of August 22, 2008 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: August 22, 2008


  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: August 22, 2008

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: August 22, 2008